DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Financial Expenses Net [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 71	$ (80)	$ 121	$ (118)
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 5	$ 4	$ 10	$ 8